CONSOLIDATED STATEMENT OF CASH FLOWS - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Cash flows from operating activities:
Profit of the year from continuing operations	$ 124	$ 603	$ 91
Adjustments to reconcile net profit to cash flows generated by operating activities:	380	(23)	521
Changes in operating assets and liabilities	(22)	52	(226)
Net cash generated by operating activities from discontinued operations	211	170	224
Net cash generated by operating activities	693	802	610
Cash flows from investing activities:
Payment for property, plant and equipment	(124)	(426)	(455)
Payment for acquisitions of intangible assets			2
(Payment) collection for public securities and shares, net	(151)	190	31
Payments for capital integration in associates	(3)	(108)
Collections for sales of shares in companies and property, plant and equipment	1	42	457
Dividends received	3	87	19
Colletion (pay) from loans, net	7	6	(3)
Early collection for sale of subsidiary	5
Recovery (suscription) of investment funds, net	93	(74)	189
Net cash used in investing activities from discontinued operations	(86)	(86)	(221)
Net cash (used in) generated by investing activities	(255)	(369)	19
Cash flows from financing activities:
Proceeds from borrowings	353	556	245
Payment of borrowings	(291)	(523)	(240)
Payment of borrowings interests	(190)	(129)	(116)
Payment for acquisition of own shares	(104)	(141)	(341)
Payments of dividends from subsidiaries to third parties	(9)	(1)	(2)
Repurchase and redemption of corporate bonds	(110)	(66)	(3)
Payments of leases	(2)	(1)
Payments for capital reduction	(19)
Net cash used in financing activities from discontinued operations	(73)	(85)	(13)
Net cash used in financing activities	(445)	(390)	(470)
(Decrease) Increase in cash and cash equivalents	(7)	43	159
Cash and cash equivalents at the begining of the year	225	241	31
Cash and cash equivalents at the begining of the year reclasified to assets classified as held for sale			6
Exchange difference generated by cash and cash equivalents	(25)	(59)	53
Loss on net monetary position generated by cash and cash equivalents			(8)
Cash and cash equivalents at the end of the year reclasified to assets classified as held for sale	(52)
(Decrease) Increase in cash and cash equivalents	(7)	43	159
Cash and cash equivalents at the end of the year	$ 141	$ 225	$ 241